FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Derivative [Line Items]
Total derivative instruments -short-term assets	$ 4,617	$ 1,936
Total derivative instruments - long-term assets	13,608	26,716
Total derivative instruments - short-term liabilities	12,366	16,861
Total derivative instruments - long-term liabilities	8,965	14,357
Designated as hedging instrument | Interest rate swaps
Derivative [Line Items]
Total derivative instruments -short-term assets	4,333	1,229
Total derivative instruments - long-term assets	2,357	12,963
Designated as hedging instrument | Cross currency interest rate swaps
Derivative [Line Items]
Total derivative instruments - short-term liabilities	0	2,260
Total derivative instruments - long-term liabilities	0	4,054
Designated as hedging instrument | Cross currency swaps
Derivative [Line Items]
Total derivative instruments - short-term liabilities	11,845	14,601
Total derivative instruments - long-term liabilities	8,965	10,233
Not designated as hedging instrument
Derivative [Line Items]
Total derivative instruments -short-term assets	300	700
Not designated as hedging instrument | Interest rate swaps
Derivative [Line Items]
Total derivative instruments -short-term assets	284	707
Total derivative instruments - long-term assets	11,251	13,753
Not designated as hedging instrument | Cross currency swaps
Derivative [Line Items]
Total derivative instruments - short-term liabilities	85	0
Total derivative instruments - long-term liabilities	0	70
Not designated as hedging instrument | Commodity swaps
Derivative [Line Items]
Total derivative instruments - short-term liabilities	$ 436	$ 0